Deferred and contingent consideration	12 Months Ended
Dec. 31, 2022
Deferred and contingent consideration
Deferred and contingent consideration
13.	Deferred and contingent consideration:

	December 31,	December 31,
	2022	2021
Deferred and contingent consideration	$1,000,000	$1,250,000

(a)	Achieve TMS East/Central:

The deferred and contingent consideration payable balance related to the Achieve TMS East/Central Acquisition as at December 31, 2021 was $1,250,000, made up of an estimated nil earn-out payable and $1,250,000 in restricted cash that was held in an escrow account, subject to finalization of the escrow conditions (see note 5(a)). During the year ended December 31, 2022, $250,000 of the restricted cash held in escrow was released to the vendors in accordance with the terms of the membership interest purchase agreement.

As at December 31, 2022, the deferred and contingent consideration in relation to the Achieve TMS East/Central Acquisition was $1,000,000 (December 31, 2021 – $1,250,000).

13.	Deferred and contingent consideration (continued):

(b)	Achieve TMS West:

As at December 31, 2020, the earn-out in relation to the acquisition (the “Achieve TMS West Acquisition”) of Achieve TMS Centers, LLC and Achieve TMS Alaska, LLC (collectively, “Achieve TMS West”) was confirmed to be $10,319,429, of which $3,095,799 was settled through the issuance of an aggregate of 231,011 common shares to the vendors on March 26, 2021. Of the remaining $7,223,630 of earn-out payable, $2,780,590 was paid in cash on March 26, 2021.

Certain vendors agreed to defer $4,443,040 of the cash earn-out consideration due to them until June 30, 2021 in exchange for additional cash consideration in the aggregate amount of $300,000 which was to be made concurrently with the deferred cash payment.

Of the $1,274,402 of deferred consideration held in escrow in connection with the Achieve TMS West Acquisition, $224,402 was paid during the year ended December 31, 2020. The remaining $1,050,000 of deferred consideration at December 31, 2020 held in an escrow account was finalized as all escrow conditions had been satisfied. On March 26, 2021, the amount held in escrow as part of the Achieve TMS West Acquisition was released in accordance with the membership interest purchase agreement.  The deferred cash payment and the remaining contingent consideration were paid in full to the vendors on June 28, 2021.

As at December 31, 2022, the deferred and contingent consideration in relation to the Achieve TMS West Acquisition was nil (December 31, 2021 – nil).